Leases (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 77,359
2020	23,050
2021	9,847
2022	2,484
Thereafter	0
Total minimum lease revenue, net of commissions	$ 112,740